Operating Leases - Schedule of Undiscounted Cash Flows (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Undiscounted Cash Flows [Abstract]
2026	$ 66,482
Total undiscounted operating lease payments	66,482
Less: imputed interest	(889)
Present value of lease liability	$ 65,593	$ 146,599